13F-HR
                 Westport Advisers LLC Form 13F Holdings Report

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) :  |_| is a restatement
                                    |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Member
Phone:            203-227-3601
Signature, Place, and Date of Signing:

       /s/ Ronald H. Oliver     Westport, Connecticut     May 6, 2005

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     93


Form 13F Information Table Value Total (x$1,000):    $ 1,286,091


List of Included Managers:

         Andrew J. Knuth   Westport Advisers, LLC
         Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

Westport Advisers LLC
FORM 13F
31-Mar-05

                                                                                               Voting Authority
                                                                                               -----------------
                                 Title                  Value    Shares/  Sh/   Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP     (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  ---------  --------  ----  ----  -------  --------  --------  ------  ----
Abbott Laboratories               COM      002824100    932       20000    SH           Sole               20000
Airgas, Inc.                      COM      009363102   3175      132900    SH           Sole              132900
American Eagle Outfitters, Inc    COM      02553E106    295       10000    SH           Sole               10000
Applebees International, Inc.     COM      037899101  18281      663300    SH           Sole              663300
Arbitron, Inc.                    COM      03875Q108   8580      200000    SH           Sole              200000
Arthur J. Gallagher & Company     COM      363576109  14504      503600    SH           Sole              503600
BankUnited Financial Corp. - C    COM      06652B103  29242     1088700    SH           Sole             1088700
Beasley Broadcast Group, Inc.     COM      074014101  10748      604499    SH           Sole              604499
Big Lots, Inc.                    COM      089302103  16358     1360906    SH           Sole             1360906
Brown & Brown, Inc.               COM      115236101  17634      382600    SH           Sole              382600
CACI International, Inc.          COM      127190304  33403      604800    SH           Sole              604800
Caremark Rx, Inc.                 COM      141705103  78107     1963475    SH           Sole             1963475
Ceridian Corp.                    COM      156779100  13810      810000    SH           Sole              810000
Charles River Laboratories Int    COM      159864107  26173      556400    SH           Sole              556400
Checkpoint Systems, Inc.          COM      162825103  11590      686600    SH           Sole              686600
ChoicePoint, Inc.                 COM      170388102    802       20000    SH           Sole               20000
Claire's Stores, Inc.             COM      179584107    403       17500    SH           Sole               17500
Comcast Corporation Class A       COM      20030N101    264        7823    SH           Sole                7823
Computer Associates Internatio    COM      204912109  40718     1502516    SH           Sole             1502516
Constellation Brands, Inc. - C    COM      21036P108  23532      445100    SH           Sole              445100
Cox Radio, Inc. - Class A         COM      224051102  15119      899400    SH           Sole              899400
Cullen/Frost Bankers, Inc.        COM      229899109   1129       25000    SH           Sole               25000
DST Systems, Inc.                 COM      233326107   1062       23000    SH           Sole               23000
Darden Restaurants, Inc.          COM      237194105  35168     1146300    SH           Sole             1146300
Del Monte Foods Company           COM      24522P103  19129     1763000    SH           Sole             1763000
Devry, Inc.                       COM      251893103  24123     1275000    SH           Sole             1275000
Downey Financial Corp.            COM      261018105   7384      120000    SH           Sole              120000
DuPont Photomasks, Inc.           COM      26613X101  12645      474146    SH           Sole              474146
EGL Inc.                          COM      268484102   7866      345000    SH           Sole              345000
EOG Resources, Inc.               COM      26875P101   1316       27000    SH           Sole               27000
Emmis Communications Corp.        COM      291525103  25846     1344720    SH           Sole             1344720
FEI Company                       COM      30241L109    278       12000    SH           Sole               12000
FNB Corp.                         COM      302520101   6878      359166    SH           Sole              359166
Fairchild Semiconductor Corp.     COM      303726103  11482      749000    SH           Sole              749000
FedEx Corp.                       COM      31428X106    705        7500    SH           Sole                7500
Fifth Third Bancorp               COM      316773100  24224      563621    SH           Sole              563621
First Niagara Financial Group,    COM      33582V108    132       10000    SH           Sole               10000
Fisher Scientific Internationa    COM      338032204  22796      400500    SH           Sole              400500
Florida East Coast Industries,    COM      340632108   6877      161891    SH           Sole              161891
General Communications, Inc. -    COM      369385109   7664      839450    SH           Sole              839450
Helmerich & Payne                 COM      423452101    595       15000    SH           Sole               15000
Hercules Inc.                     COM      427056106    252       17400    SH           Sole               17400
Hilb, Rogal & Hobbs Company       COM      431294107  33129      925400    SH           Sole              925400
Hospira, Inc.                     COM      441060100    613       19000    SH           Sole               19000
Houston Exploration Company       COM      442120101  31254      548800    SH           Sole              548800
Hudson United Bancorp             COM      444165104  12706      360450    SH           Sole              360450
IMS Health, Inc.                  COM      449934108  20744      850526    SH           Sole              850526
ITT Educational Services, Inc.    COM      45068B109  36894      760700    SH           Sole              760700
Insight Communications Company    COM      45768V108  17067     1440294    SH           Sole             1440294
Interpublic Group of Companies    COM      460690100    737       60000    SH           Sole               60000
JLG Industries, Inc.              COM      466210101   8410      390250    SH           Sole              390250
Laboratory Corporation of Amer    COM      50540R409   1325       27500    SH           Sole               27500
Limited Brands, Inc.              COM      532716107    243       10000    SH           Sole               10000
Lincare Holdings, Inc.            COM      532791100   1062       24000    SH           Sole               24000
Lubrizol Corp.                    COM      549271104  16662      410000    SH           Sole              410000
MRO Software, Inc.                COM      55347W105   6862      489100    SH           Sole              489100
Map Info Corp.                    COM      565105103  13205     1096800    SH           Sole             1096800
MatrixOne, Inc.                   COM      57685P304    951      199348    SH           Sole              199348
Nieman Marcus Group, Inc. - Cl    COM      640204301   2211       24500    SH           Sole               24500
Orient Express Hotels Ltd. - C    COM      G67743107  25555      979100    SH           Sole              979100
Overnite Corp.                    COM      690322102  23827      744825    SH           Sole              744825
Pall Corp.                        COM      696429307    773       28500    SH           Sole               28500
Parametric Technology Corp.       COM      699173100    391       70000    SH           Sole               70000
People's Bank                     COM      710198102  19502      476250    SH           Sole              476250
Peregrine Systems, Inc.           COM      71366Q200   5277      251300    SH           Sole              251300
Perot Systems Corp. - Class A     COM      714265105  20480     1523800    SH           Sole             1523800
Pogo Producing Company            COM      730448107  27195      552300    SH           Sole              552300
Praxair, Inc.                     COM      74005P104   1149       24000    SH           Sole               24000
Precision Castparts Corp.         COM      740189105  27208      353300    SH           Sole              353300
Priority Healthcare Corp.         COM      74264T102  12480      576986    SH           Sole              576986
QLogic Corp.                      COM      747277101  17314      427500    SH           Sole              427500
Rockwell Collins, Inc.            COM      774341101   1428       30000    SH           Sole               30000
Rogers Corp.                      COM      775133101   6592      164800    SH           Sole              164800
Ruby Tuesday, Inc.                COM      781182100  21623      890200    SH           Sole              890200
Saks, Inc.                        COM      79377w108  16472      912600    SH           Sole              912600
Salem Communications Corp.        COM      794093104   9878      479491    SH           Sole              479491
Schering Plough Corp.             COM      806605101    381       21000    SH           Sole               21000
Siliconix Inc.                    COM      827079203    494       14000    SH           Sole               14000
Sovereign Bancorp, Inc.           COM      845905108  12042      543421    SH           Sole              543421
St. Joe Company (The)             COM      790148100  19413      288450    SH           Sole              288450
Sterling Financial Corp.          COM      859319105  15322      429184    SH           Sole              429184
Stone Energy Corp.                COM      861642106  20725      426700    SH           Sole              426700
SunTrust Bank Inc.                COM      867914103    714        9906    SH           Sole                9906
Synopsys, Inc.                    COM      871607107  18301     1011100    SH           Sole             1011100
Taylor Capital Group, Inc.        COM      876851106  16031      491000    SH           Sole              491000
Texas Instruments, Inc.           COM      882508104    511       20064    SH           Sole               20064
The South Financial Group, Inc    COM      837841105  11251      368400    SH           Sole              368400
TriZetto Group, Inc.              COM      896882107  10660     1145000    SH           Sole             1145000
Triad Hospitals, Inc.             COM      89579K109  23122      461521    SH           Sole              461521
Universal Health Services, Inc    COM      913903100  52725     1006200    SH           Sole             1006200
Unocal Corp.                      COM      915289102  34756      563400    SH           Sole              563400
Western Wireless Corp.            COM      95988E204  18532      488191    SH           Sole              488191
Young Broadcasting, Inc.          COM      987434107   8667     1003100    SH           Sole             1003100